UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ron Ray                                      NEW YORK, NEW YORK                             MAY  10, 2006
--------------------------                     ------------------------                      -------------------------
   [Signature]                                     [City, State]                                    [Date]

-------------
(1) Signed pursuant to a Power of Attorney, dated as of June 16, 2005, granted by Mr. George Soros included as an exhibit to the Form 13F filed by the Reporting Person on November 14, 2005.

Report Type (Check only one.):

[X] [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                              ----------------

Form 13F Information Table Entry Total:                                  70
                                                              ----------------

Form 13F Information Table Value Total:                            $757,376
                                                              ----------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         -------           ------------------------           -----------------
         None.


                                                          Para Advisors, LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                           Fair Market Shares or
                          Title of  Cusip   Value (in   Principal SH/ Put/       Shared    Shared  Other
Issuer                      Class   Number  thousands)   Amount  PRN  Call Sole  Defined   Other   Managers  Sole  Shared   None
----------------------------------------------------------------------------------------------------------------------------------
AETHER HOLDINGS INC         COM    00808v105 $1,967     510,900    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP                COM    718154107 $30,973    437,100    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO         COM    025816109 $21,188    403,200    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
AQUILA INC                  COM    03840p102 $12,125    3,038,900  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP WARRANTS       COM    09065h139   $3        300,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP      COM    101137107 $17,405     755,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP                COM    132011107  $8,785     449,600   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
CBS CORP-CL B               COM    124857202 $13,573     566,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS      COM    16117M107  $1,464    1,343,100  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC         COM    16411r208 $11,834     291,700   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
DIGUANG INTERNATIONAL
DEVELO 1                    COM    25402t107  $350      70,000     SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP              COM    292845104 $17,012     429,500   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPARTMENT
STORES IN                   COM    31410H101 $22,061     302,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATIONAL
INFORMATIO                  COM    31620M106 $18,819     464,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR
INC                         COM    35687m107 $26,965     969,600   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC     COM    38141G104 $33,731     214,900   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION         COM    401698105 $44,479     569,800   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
ISHARES MSCI JAPAN INDEX
FUND                        COM    464286848 $24,657    1,712,300  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON           COM    478160104 $35,248     595,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN        COM    485170302  $9,201     372,500   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
KERZNER INTERNATIONAL
LTD                         COM     2857851   $6,280     80,700    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------



                                                          Para Advisors, LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                           Fair Market Shares or
                          Title of  Cusip   Value (in   Principal SH/ Put/       Shared    Shared  Other
Issuer                      Class   Number  thousands)   Amount   PRN Call Sole  Defined   Other   Managers  Sole  Shared   None
----------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SERVICES
INC                         COM    492914106 $26,228    1,719,900  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
LEXAR MEDIA INC             COM    52886P104  $4,290     500,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP          COM    530718105 $12,836    1,563,400  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS
INC                         COM    53220k207 $10,152     790,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MARINER ENERGY INC          COM    56845t305 $11,014     537,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP             COM    580135101  $3,886     113,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MDC HOLDINGS INC            COM    552676108  $8,290     128,900   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
METROMEDIA INTERNATIONAL
GROUP                       COM    591695101  $1,474     970,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MI DEVELOPMENT INC          COM    55304x104 $11,494     330,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MICHAELS STORES INC         COM    594087108  $5,043     134,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP              COM    594918104 $10,343     380,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP (NEW)           COM    60467R100 $13,480     539,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MITSUBISHI UFJ FINANCIAL
 - ADR                      COM    606822104 $13,307     874,900   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
NABI BIPHARMACEUTICALS      COM    629519109  $7,331    1,299,900  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC              COM    629377508 $20,670     457,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
OAO GAZPROM-SPON ADR
REG S                       COM     2016629  $12,744     138,900   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP           COM    717265102  $4,767     59,200    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO         COM    742718109 $31,184     541,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
RIO DOCE-ADR                COM    204412209 $20,679     426,100   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
S1 CORPORTATION             COM    78463b101  $6,552    1,300,000  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP               COM    803111103  $4,801     268,500   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SAVIENT PHARMACEUTICALS
INC                         COM    80517q100  $9,499    1,782,200  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP          COM    852061100 $18,781     726,800   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS            COM    866810104  $5,413    1,055,200  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO                  COM    896047107 $13,260     483,400   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
TRM CORPORATION             COM    872636105  $3,029     450,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
USG CORP                    COM    903293405 $32,021     337,200   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------

                                                          Para Advisors, LLC
                                                      Form 13F Information Table
                                                     Quarter ended March 31, 2006

                                                                                INVESTMENT DISCRETION         VOTING AUTHORITY
                                           Fair Market Shares or
                          Title of  Cusip   Value (in   Principal SH/ Put/       Shared    Shared  Other
Issuer                      Class   Number  thousands)   Amount   PRN Call Sole  Defined   Other   Managers  Sole  Shared   None
----------------------------------------------------------------------------------------------------------------------------------
USX-U S STEEL GROUP         COM    90337t101 $19,569     322,500   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC      COM    969457100 $27,178    1,270,600  SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
COP AUG 65 CALLS            CALL   20825C9H9   $783       2,174    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FRE JAN'08 55 CALL          CALL   3129209A1  $2,457      2,174    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FRE JAN'08 60 CALL          CALL   3129209A1  $1,764      2,100    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
FSL JAN'07 25 CALL          CALL   3A999W9A7  $1,795      3,264    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
GE JAN'08 35 CALL           CALL   3696089A4  $2,518      6,457    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
JNJ JAN'08 60 CALL          CALL   47816K9A0  $2,410      3,766    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MCD JAN'07 35 CALL          CALL   5801409A1   $788       2,716    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MO JAN'07 70 CALL           CALL   71815M9A7  $2,389      3,273    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MO JAN'07 75 CALLS          CALL   71815M9A7   $772       1,643    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
MSFT JAN'08 30 CALL         CALL   5949369A6  $1,668      7,583    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
PG JAN'07 60 CALLS          CALL   7427239A9   $647       2,192    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
RIO JAN 50 CALLS            CALL   2A299W9A5  $1,211      2,163    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SHLD JAN'07 120 CALL        CALL   4L999W9A2  $6,689      2,697    SH  CALL  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
SMH MAY 37.50 PUTS          PUT    8166369Q9   $278       1,500    SH   PUT  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
WMB AUG 20 PUT              PUT    9694579T9   $430       4,301    SH   PUT  X                                 X
----------------------------------------------------------------------------------------------------------------------------------
GOOD HARBOR PARTNERS
(2com 1W-w                  UNIT   382094407   $804      75,000    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
GOOD HARBOR PARTNERS
(2com 5W-w                  UNIT   382094308   $204      20,000    SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
INT'L METAL COMMON
STOCK                       COM    u45982102   $500      100,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
INT'L METAL WARRANTS         WT    u45982110   $110      200,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
PLATINUM ENERGY
RES-UNITS 1COM              UNIT   727659203  $1,724     215,000   SH        X                                 X
----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market                           $757,376
Value (in thousands)

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